INVESTMENTS IN MARKETABLE SECURITIES	12 Months Ended
Mar. 31, 2024
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN MARKETABLE SECURITIES

NOTE 6 – INVESTMENTS IN MARKETABLE SECURITIES

	As of March 31, 2024 ($)	As of March 31, 2023 ($)
Other Bank balances	13,944	14,415
Total	13,944	14,415

(i)	Other bank balances represent the fixed deposits maintained by the Company with the Banks in India which has maturity of more than 3 months as at the year end.